OTHER LIABILITIES - Movement of certain provisions (Details) - Nonrelated party ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
OTHER LIABILITIES
Provision beginning of period	₫ 3,942,680		₫ 2,182,368	₫ 4,451,426
Provision made during the year	6,067,051		2,860,521	1,013,489
Change in accounting estimate for pre-existing provisions	(31,696)		222,988	(190,101)
Utilized	(1,497,505)		(1,323,197)	(3,092,446)
Provision at end of period	8,480,530	$ 348,491,062	3,942,680	2,182,368
Provision for contract penalty and compensation for the ICE phasing-out
OTHER LIABILITIES
Provision beginning of period	1,381,631		1,321,147	3,937,545
Provision made during the year	1,002,699		1,016,745	272,779
Change in accounting estimate for pre-existing provisions	(10,686)			(157,349)
Utilized	(520,318)		(956,261)	(2,731,828)
Provision at end of period	1,853,326	76,158,866	1,381,631	1,321,147
Provision related to purchase commitment
OTHER LIABILITIES
Provision beginning of period				178,411
Change in accounting estimate for pre-existing provisions				(7,728)
Utilized				(170,683)
Assurance-type warranties
OTHER LIABILITIES
Provision beginning of period	2,561,049		861,221	335,470
Provision made during the year	4,066,583		1,843,776	740,710
Change in accounting estimate for pre-existing provisions	(21,010)		222,988	(25,024)
Utilized	(977,187)		(366,936)	(189,935)
Provision at end of period	5,629,435	231,330,799	₫ 2,561,049	₫ 861,221
Provision for residual guarantee
OTHER LIABILITIES
Provision made during the year	997,769
Provision at end of period	₫ 997,769	$ 41,001,397